Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income	¥ 1,050,453	¥ 1,305,625	¥ 1,151,753
Total income	34,255,366	58,115,728	61,834,907
Total expenses
General and administrative expenses	2,304,835	2,830,119	3,559,323
Credit impairment losses	12,697,308	16,550,465	6,643,727
Finance costs	(414,023)	(1,238,992)	(995,515)
Other gains/(losses) - net	(210,336)	(3,459)	(499,379)
Total expenses	32,610,254	45,102,457	38,434,729
Income before income tax expenses	1,645,112	13,013,271	23,400,178
Less: Income tax expenses	(610,626)	(4,238,232)	(6,691,118)
Net profit for the year	1,034,486	8,775,039	16,709,060
Net profit attributable to:
Owners of the Company	886,865	8,699,369	16,804,380
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	(54,409)	(289,599)	66,501
Total comprehensive income for the year	569,505	7,194,190	16,737,342
Total comprehensive income attributable to:
Owners of the Company	421,275	7,118,117	16,832,782
Parent [member]
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income	8,105	38,695	60,006
Income from subsidiaries and VIEs	2,042,751	10,683,088	18,035,463
Total income	2,050,856	10,721,783	18,095,469
Total expenses
General and administrative expenses	(155,610)	(113,983)	(113,056)
Credit impairment losses	440	6,972	2,210
Finance costs	(1,003,183)	(1,753,486)	(1,380,292)
Other gains/(losses) - net	(5,638)	(161,917)	202,562
Total expenses	(1,163,991)	(2,022,414)	(1,288,576)
Income before income tax expenses	886,865	8,699,369	16,806,893
Less: Income tax expenses	0	0	(2,513)
Net profit for the year	886,865	8,699,369	16,804,380
Net profit attributable to:
Owners of the Company	886,865	8,699,369	16,804,380
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	(465,590)	(1,581,252)	28,402
Total comprehensive income for the year	421,275	7,118,117	16,832,782
Total comprehensive income attributable to:
Owners of the Company	¥ 421,275	¥ 7,118,117	¥ 16,832,782